Debt	6 Months Ended
Jun. 30, 2025
Disclosure of long term debt [abstract]
Debt	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2025, published in the Official Gazette of the Federation on December 19, 2024, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps.143,403,700 and an external net debt up to U.S.$5,512,700. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the fiscal year of 2025.
During the period from January 1 to June 30, 2025, PEMEX participated in the following outstanding financing activities:
•On January 13, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.1,700,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 310 basis points, maturing in July 2025.

•On January 22, 2025, Petróleos Mexicanos issued U.S.$400,000, bearing interest at a floating rate linked to 30-day SOFR plus a margin of 350 basis points due March 2026.

•On February 7, 2025, Petróleos Mexicanos issued U.S.$1,487,457, bearing interest at a floating rate linked to 30-day SOFR plus a margin of 350 basis points due May 2026.

•On February 7, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,500,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in August 2025.

•On February 7, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.4,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in July 2025.

•On February 10, 2025, Petróleos Mexicanos entered into a Ps.5,000,000 credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 350 basis points, maturing in February 2027. The credit agreement is fully drawn.

•On February 21, 2025, Petróleos Mexicanos drew U.S.$1,000,000, from a credit facility bearing interest at a floating rate linked to 90-day compounded SOFR plus a margin of 350 basis points, maturing in June 2026.

•On February 24, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,500,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in September 2025.

•On February 26, 2025, Petróleos Mexicanos entered into a Ps.1,000,000, promissory note bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in August 2025.

•On February 28, 2025, Petróleos Mexicanos entered into a U.S.$1,000,000, credit facility bearing interest at a floating rate linked to 90-day SOFR plus a margin of 125 basis points, maturing in August 2025.

•On February 28, 2025, Petróleos Mexicanos entered into a U.S.$1,000,000, credit facility bearing interest at a floating rate linked to 90-day SOFR plus a margin of 125 basis points, maturing in August 2025.

•On February 28, 2025, Petróleos Mexicanos entered into a U.S.$1,000,000, credit facility bearing interest at a floating rate linked to 90-day SOFR plus a margin of 125 basis points, maturing in August 2025.
•On March 11, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in October 2025.

•On March 14, 2025, Petróleos Mexicanos entered into a Ps.5,000,000, credit facility bearing interest at a floating rate linked to 182-day TIIE plus a margin of 500 basis points, maturing in March 2027. The credit agreement is fully available.

•On March 25, 2025, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin 350 basis points, maturing in November 2025.

•On March 26, 2025, Petróleos Mexicanos entered into a Ps.5,972,676, credit facility in two tranches: the first one of Ps.2,986,338 bearing interest at a floating rate linked to 182-day TIIE plus a margin of 375 basis points, maturing in March 2026, and the second of Ps.2,986,338 bearing interest at a floating rate linked to 182-day TIIE plus a margin of 200 basis points, maturing in March 2026.

As of June 30, 2025, PEMEX had U.S.$5,738,000 and Ps.20,500,000 in credit lines in order to provide liquidity of which U.S.540,000 and Ps.7,500,000 were available.

As of December 31, 2024, the outstanding amount under PMI Trading's revolving credit line was U.S.$206,314. From January 1 to June 30, 2025, PMI Trading obtained U.S.$340,000 from its revolving credit line and repaid U.S.$400,000. As of June 30, 2025, the outstanding amount under this revolving credit line was U.S.$146,314 and the available amount was U.S.$83,686.

The following table presents the roll-forward of total debt of PEMEX for each of the six-month periods ended June 30, 2025 and 2024, which includes short and long-term debt:

	2025 (1)		2024 (1)
Changes in total debt:
At the beginning of the year	Ps.	1,978,772,255	Ps.	1,794,470,357
Loans obtained - financing institutions	482,723,731		536,422,333
Debt payments	(494,440,865)		(620,190,507)
Accrued interest (2)(3)	81,295,785		74,313,214
Interest (paid)	(80,348,383)		(70,733,122)
Foreign exchange	(101,650,766)		112,266,352
At the end of the period	Ps.	1,866,351,757	Ps.	1,826,548,627
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2025, includes Ps. 637,892 of premiums and awards amortizations; Ps. (539,553) of fees and expenses related to the issuance of debt and amortized cost of Ps. 346,657.
(3)During 2024, includes Ps. 13,766 of premiums and awards amortizations; Ps. (310,228) of fees and expenses related to the issuance of debt and amortized cost of Ps. 1,236,004.

As of June 30, 2025 and 2024, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2025	2024
U.S. dollar	18.8928	18.3773
Japanese yen	0.1310	0.1143
Pounds sterling	25.9927	23.2399
Euro	22.1518	19.6747
Swiss francs	23.6426	20.4578
UDI	8.500847	8.128175